SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Salaries, wages, bonuses, and other benefits	$ 5,509,045	$ 3,218,370	$ 8,909,585	$ 4,197,397
Professional and consulting fees	2,809,490	482,895	2,284,436	660,117
Marketing	1,098,631	86,053	1,917,377	73,277
Other	1,389,299	272,445	1,559,591	1,151,991
Provision for doubtful debts			1,509,486	(39,108)
Stock-based compensation	402,565	150,317	1,308,784	293,837
Utilities	619,954	378,714	952,056	142,019
Travel	436,940	148,176	851,139	13,356
Development charges	406,083	279,527	847,068	456,180
Rent expense	381,062	120,352	351,730	250,994
Repairs and maintenance	240,532	112,205	304,938	11,144
Athletic program expenses	208,749		277,604
Total general and administrative expenses	13,672,668	5,249,054	21,073,794	7,211,204	[1]
Provision for doubtful debts	$ 170,318		$ (1,509,486)	$ (39,108)

[1]	Restatement details in Note 2